Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Fixed maturities, available-for-sale	$ 62,530.2	$ 59,631.3
Fixed maturities, trading (2023 and 2022 include $45.2 million and $0.0 million related to consolidated variable interest entities)	715.3	634.0
Equity securities	43.0	53.1
Mortgage loans (2023 and 2022 include $871.9 million and $1,179.7 million related to consolidated variable interest entities)	19,221.2	19,722.4
Real estate (2023 and 2022 include $779.1 million and $649.0 million related to consolidated variable interest entities)	2,343.5	2,237.4
Policy loans	793.2	770.2
Other investments (2023 and 2022 include $182.1 million and $18.6 million related to consolidated variable interest entities and $163.2 million and $0.0 million measured at fair value under the fair value option)	4,118.8	3,261.3
Total investments	89,765.2	86,309.7
Cash and cash equivalents (2023 and 2022 include $64.9 million and $14.2 million related to consolidated variable interest entities)	3,638.0	3,329.3
Accrued investment income	774.0	728.5
Reinsurance recoverable and deposit receivable	24,424.7	21,442.3
Premiums due and other receivables	4,076.9	3,846.4
Deferred acquisition costs	3,926.5	3,939.2
Market risk benefit asset	153.4	109.2
Property and equipment	780.1	831.8
Goodwill	48.3	48.3
Other intangibles	10.6	11.6
Separate account assets	131,641.7	120,279.6
Other assets	530.7	727.0
Total assets	259,770.1	241,602.9
Liabilities
Contractholder funds	41,362.9	42,317.3
Future policy benefits and claims	42,488.0	38,279.4
Market risk benefit liability	111.9	181.4
Other policyholder funds	909.5	867.0
Long-term debt	3.0	67.8
Deferred income taxes	1,541.0	1,296.9
Separate account liabilities	131,641.7	120,279.6
Funds withheld payable	23,744.9	20,436.1
Other liabilities (2023 and 2022 include $83.9 million and $83.8 million related to consolidated variable interest entities)	9,843.6	10,207.0
Total liabilities	251,646.5	233,932.5
Stockholder's equity
Common stock, par value $1.00 per share; 5,000,000 shares authorized; 2,500,000 shares issued and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	6,320.0	6,331.1
Retained earnings	4,922.0	5,907.7
Accumulated other comprehensive loss	(3,128.7)	(4,574.7)
Total stockholder's equity attributable to Principal Life Insurance Company	8,115.8	7,666.6
Noncontrolling interest	7.8	3.8
Total stockholder's equity	8,123.6	7,670.4
Total liabilities and stockholder's equity	$ 259,770.1	$ 241,602.9